BetaBuilders MSCI US REIT ETF Expense Example - BetaBuilders MSCI US REIT ETF - ETF	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 11
Expense Example, with Redemption, 3 Years	35
Expense Example, with Redemption, 5 Years	62
Expense Example, with Redemption, 10 Years	$ 141